Business Combinations - Schedule of Consolidated Statement of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Income (Loss) [Line Items]
Revenue	$ 11,820
Operating income (loss)	$ 1,173
Predecessor [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Income (Loss) [Line Items]
Revenue		$ 10,840	$ 1,438	$ 17,618
Operating income (loss)		$ 1,040	$ 421	$ (3,509)